Goodwill (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Beginning balance	¥ 617,837		¥ 634,157
Goodwill acquired in business combinations	10,907
Less: Impairment Loss	(545,665)
Foreign exchange effect	8,946		24,825
Deconsolidation of a subsidiary	(92,025)		(41,145)
Ending balance			617,837
Utility Products and Related Services [Member]
Beginning balance	500,730		518,585
Less: Impairment Loss	(508,198)
Foreign exchange effect	7,468		20,724
Ending balance			500,730
Utility Products and Related Services [Member] | Subsidiaries [Member]
Deconsolidation of a subsidiary			(38,579)
Mobile Entertainment [Member]
Beginning balance	106,745		102,644
Less: Impairment Loss	(16,198)
Foreign exchange effect	1,478		4,101
Ending balance			106,745
Mobile Entertainment [Member] | Subsidiaries [Member]
Deconsolidation of a subsidiary	(92,025)
AI and Others [Member]
Beginning balance	10,362		12,928
Goodwill acquired in business combinations	10,907
Less: Impairment Loss	¥ (21,269)
Ending balance			10,362
AI and Others [Member] | Subsidiaries [Member]
Deconsolidation of a subsidiary			¥ (2,566)